AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (569)	$ (152)
Less than 12 months, Fair value, available-for-sale	71,006	38,898
12 months or more, Gross unrealized losses, available-for-sale	(285)	(111)
12 months or more, Fair value, available-for-sale	12,405	5,353
Total, Gross unrealized losses, available-for-sale	(854)	(263)
Total fair value, available for sale	83,411	44,251
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(192)	0
Less than 12 months, Fair value, available-for-sale	24,418	0
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(192)	0
Total fair value, available for sale	24,418	0
Non-U.S. government securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(3)
Less than 12 months, Fair value, available-for-sale	0	16,812
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	0	(3)
Total fair value, available for sale	0	16,812
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(36)	(51)
Less than 12 months, Fair value, available-for-sale	2,308	3,681
12 months or more, Gross unrealized losses, available-for-sale	(15)	(30)
12 months or more, Fair value, available-for-sale	532	1,101
Total, Gross unrealized losses, available-for-sale	(51)	(81)
Total fair value, available for sale	2,840	4,782
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(334)	(27)
Less than 12 months, Fair value, available-for-sale	40,695	11,310
12 months or more, Gross unrealized losses, available-for-sale	(248)	(1)
12 months or more, Fair value, available-for-sale	9,464	316
Total, Gross unrealized losses, available-for-sale	(582)	(28)
Total fair value, available for sale	50,159	11,626
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(4)	(28)
Less than 12 months, Fair value, available-for-sale	1,966	1,366
12 months or more, Gross unrealized losses, available-for-sale	(11)	(18)
12 months or more, Fair value, available-for-sale	543	534
Total, Gross unrealized losses, available-for-sale	(15)	(46)
Total fair value, available for sale	2,509	1,900
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	(27)
Less than 12 months, Fair value, available-for-sale	1,619	5,082
12 months or more, Gross unrealized losses, available-for-sale	(4)	(17)
12 months or more, Fair value, available-for-sale	1,242	1,798
Total, Gross unrealized losses, available-for-sale	(7)	(44)
Total fair value, available for sale	2,861	6,880
Other debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(16)
Less than 12 months, Fair value, available-for-sale	0	647
12 months or more, Gross unrealized losses, available-for-sale	(7)	(45)
12 months or more, Fair value, available-for-sale	624	1,604
Total, Gross unrealized losses, available-for-sale	(7)	(61)
Total fair value, available for sale	$ 624	$ 2,251